Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Long-Term Debt [Abstract]
Schedule of outstanding debt
(in thousands)	June 30, 2022	December 31, 2021
Credit Agreement, as amended – Term Loan	$400,000	$218,625
Credit Agreement, as amended – Revolver	50,000	—
Wilmington Trust – 4.47% Term Note	60,828	60,828
Wilmington Trust – 3.75% Term Note	69,667	72,542
	580,495	351,995
Less unamortized debt issuance costs	(10,027)	(9,221)
Long-term debt less debt issuance costs	570,468	342,774
Less current maturities, net	(21,568)	(11,378)
Total long-term debt, net	$548,900	$331,396

(in thousands)	2021	2020
New Credit Agreement – Term Loan	$218,625	$—
Wilmington Trust – 4.47% Term Note	60,828	—
Wilmington Trust – 3.75% Term Note	72,542	—
Comerica Bank – Specific Advance Facility Note	—	4,320
Comerica Term Loan	—	12,000
Kubota Corporation – Term Notes	—	46
	351,995	16,366
Less unamortized debt issuance costs	(9,221)	(291)
Long-term debt less debt issuance costs	342,774	16,075
Less current maturities, net	(11,378)	(1,302)
Total long-term debt	$331,396	$14,773

Scheduled future maturities of long-term debt
(in thousands)
Remainder of 2022	$10,502
2023	26,108
2024	26,371
2025	26,598
2026 and thereafter	490,916
Total	$580,495

(in thousands)
2022	$12,752
2023	17,108
2024	17,371
2025	17,598
2026	185,607
Thereafter	101,559
Total	$351,995